26. EMPLOYEE BENEFITS (Details 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Actuarial liabilities, beginning	R$ 719,266
Actuarial liabilities, ending	908,721	R$ 719,266
Post-employment healthcare benefits
Disclosure of net defined benefit liability (asset) [line items]
Actuarial liabilities, beginning	691,262	489,074
Expenses recognized in income for the year	77,269	62,342
Sponsor's contributions transferred in prior year	(72,192)	(70,411)
Recognition of loss/(gain) for the year	170,445	210,257
Actuarial liabilities, ending	R$ 866,784	R$ 691,262